INCOME TAXES (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Deferred tax assets:
Net operating loss carry-forward	$ 6,331	$ 3,267	$ 2,502
Valuation allowance	(6,331)	(3,267)	(2,502)
Deferred tax assets, net of valuation allowance	$ 0	$ 0	$ 0